Document And Entity Information	Feb. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2024
Entity Registrant Name	MarineMax, Inc.
Entity Central Index Key	0001057060
Entity Emerging Growth Company	false
Entity File Number	1-14173
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-3496957
Entity Address, Address Line One	2600 McCormick Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33759
City Area Code	727
Local Phone Number	531-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	HZO
Security Exchange Name	NYSE